Other Assets, Net - Schedule of Other Assets, Net (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Other Assets, Net [Abstract]
Deposits	$ 79,723	$ 103,517
Prepayments	5,130,954	6,309,779
Total other assets	5,210,677	6,413,296
Less: Allowance for expected credit losses	(762)	(990)
Other assets, net	5,209,915	6,412,306
Less: Amounts classified as non-current assets	(2,837,456)	(3,959,651)
Amounts classified as current assets	$ 2,372,459	$ 2,452,655